UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Funds

FCI Value Equity Fund

Schedule of Investments

December 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks—93.50%
Air Transportation, Scheduled—1.75%
Southwest Airlines Co.	12,000	$122,880

Beverages—1.46%
PepsiCo, Inc.	1,500	102,645

Calculating & Accounting Machines—0.44%
Diebold, Inc.	1,000	30,610

Computer Storage Devices—0.90%
EMC Corp. (a)	2,500	63,250

Converted Paper & Paperboard Products (No Containers/Boxes)—2.30%
Avery Dennison Corp.	1,000	34,920
Kimberly-Clark Corp.	1,500	126,645

		161,565

Crude Petroleum & Natural Gas—4.46%
Apache Corp.	1,500	117,750
Encana Corp.	3,000	59,280
Petroleo Brasileiro S.A.—Petrobras (b)	7,000	136,290

		313,320

Drawing and Insulating Nonferrous Wire—1.44%
Corning, Inc.	8,000	100,960

Electric Services—8.83%
Black Hills Corp.	4,000	145,360
CPFL Energy, Inc. (b)	2,000	41,920
Entergy Corp.	2,000	127,500
Integrys Energy Group, Inc.	2,000	104,440
TECO Energy, Inc.	12,000	201,120

		620,340

Electronic & Other Electrical Equipment (No Computer Equipment)—5.34%
Emerson Electric Co.	4,000	211,840
Exelon Corp.	5,500	163,570

		375,410

Fats & Oils—0.47%
Archer-Daniels- Midland Co.	1,200	32,868

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Value Equity Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks—93.50%—continued
Food & Kindred Products—0.84%
Conagra Foods, Inc.	2,000	$59,000

Gold & Silver Ores—3.98%
Barrick Gold Corp.	4,000	140,040
Newmont Mining Corp.	3,000	139,320

		279,360

Householding Furniture—1.94%
Leggett & Platt, Inc.	5,000	136,100

Miscellaneous Manufacturing Industries—0.80%
Hillenbrand, Inc.	2,500	56,525

Miscellaneous Publishing—1.66%
Thomson Reuters Corp.	4,000	116,240

Motor Vehicles & Passenger Car Bodies—0.55%
Ford Motor Co.	3,000	38,850

National Commercial Banks—1.44%
FirstMerit Corp.	3,000	42,570
PNC Financial Services Group, Inc.	1,000	58,310

		100,880

Natural Gas Transmission & Distribution—1.95%
Spectra Energy Corp.	5,000	136,900

Oil & Gas Field Machinery & Equipment—1.65%
Baker Hughes, Inc.	2,000	81,680
National-Oilwell Varco, Inc.	500	34,175

		115,855

Oil, Gas Field Services—0.99%
Schlumberger Ltd.	1,000	69,290

Perfumes, Cosmetics & Other Toilet Preparations—0.41%
Avon Products, Inc.	2,000	28,720

Petroleum Refining—3.91%
Chevron Corp.	2,000	216,280
Conocophillips	1,000	57,990

		274,270

Pharmaceutical Preparations—7.90%
Bristol-Meyers Squibb Co.	8,000	260,720
GlaxoSmithKline PLC (b)	2,500	108,675
Eli Lilly & Co.	1,000	49,320
Merck & Co., Inc.	1,000	40,940
Novartis AG (b)	1,500	94,950

		554,605

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Value Equity Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks—93.50%—continued
Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass)—3.20%
E.I. du Pont de Nemours and Co.	5,000	$224,850

Public Building and Related Furniture—2.19%
Johnson Controls, Inc.	5,000	153,500

Radio Telephone Communications—3.59%
Vodafone Group Plc (b)	10,000	251,900

Railroads, Line-Haul Operating—1.12%
CSX Corp.	4,000	78,920

Refuse Systems—1.20%
Waste Management, Inc.	2,500	84,350

Retail—Drug Stores and Proprietary Stores—1.84%
Walgreen Co.	3,500	129,535

Rolling Drawing & Extruding Of Nonferrous Metals—1.85%
Alcoa, Inc.	15,000	130,200

Security & Commodity Brokers, Dealers, Exchanges & Services—1.80%
NYSE Euronext	4,000	126,160

Semiconductors & Related Devices—3.94%
Applied Materials, Inc.	3,000	34,320
Intel Corp.	10,000	206,300
STMicroelectronics N.V. (c)	5,000	36,200

		276,820

Services—Engineering Services—0.68%
AECOM Technology Corp. (a)	2,000	47,600

Services—Personal Services—0.40%
H&R Block, Inc.	1,500	27,855

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Value Equity Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks—93.50%—continued
Services—Prepackaged Software—2.85%
Microsoft Corp.	7,500	$200,475

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics—1.93%
Procter & Gamble Co./The	2,000	135,780

Steel Works, Blasts Furnaces & Rolling & Finishing Mills—1.11%
Worthington Industries, Inc.	3,000	77,970

Surgical & Medical Instruments & Apparatus—1.23%
Covidien PLC	1,500	86,610

Telephone Communications (No Radio Telephone)—3.14%
AT&T, Inc.	1,500	50,565
O.I. SA, Class C (b)	939	4,037
O.I. SA (b)	9,000	36,090
Verizon Communications, Inc.	3,000	129,810

		220,502

Trucking & Courier Services (No Air)—2.10%
United Parcel Service, Inc. Class B	2,000	147,460

Water Supply—1.67%
California Water Service Group	3,500	64,225
SJW Corp.	2,000	53,200

		117,425

Wholesale—Groceries & Related Products—2.25%
Sysco Corp.	5,000	158,300

TOTAL COMMON STOCKS (Cost $6,500,199)		6,566,655

Money Market Securities—6.87%
Fidelity Institutional Government Portfolio—Class I, 0.01% (d)	482,494	482,494

TOTAL MONEY MARKET SECURITIES (Cost $482,494)		482,494

TOTAL INVESTMENTS (Cost $6,982,693)—100.37%		$7,049,149

Liabilities in excess of other assets—(0.37)%		(25,921)

TOTAL NET ASSETS—100.00%		$7,023,228

(a)	Non-income producing.
(b)	American Depositary Receipt.
(c)	New York Registered.
(d)	Variable rate security; the money market rate shown represents the rate at December 31, 2012.

December 31, 2012, the net unrealized appreciation (depreciation) for tax purposes was:

Gross unrealized appreciation	$432,904
Gross unrealized (depreciation)	(366,448)

Net unrealized appreciation	$66,456

Aggregate cost of securities for income tax purposes	$6,982,693

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Bond Fund

Schedule of Investments

December 31, 2012

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds—51.15%
Corporate Bonds—Domestic—46.53%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$340,927
Agilent Technologies, Inc. 5.000%, 07/15/2020	300,000	344,522
American Express Credit Co., 7.300%, 08/20/2013	202,000	210,710
American International Group, Inc., 4.250%, 09/15/2014	125,000	131,784
American International Group, Inc., 5.850%, 01/16/2018	1,075,000	1,273,691
Amgen, Inc., 4.850%, 11/18/2014	25,000	26,916
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	319,163
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	100,298
Applied Materials, Inc., 4.300%, 06/15/2021	225,000	251,656
Associates Banc-Corp., 5.125%, 03/28/2016	300,000	329,555
AT&T Inc., 2.950%, 05/15/2016	275,000	291,383
Bank of America, 5.650%, 05/01/2018	400,000	465,922
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	279,058
BB&T Corp., 1.450%, 01/12/2018	500,000	502,831
Boeing Co., 5.000%, 03/15/2014	200,000	210,688
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	611,272
Citigroup, Inc., 5.125%, 05/05/2014	200,000	210,760
Citigroup, Inc., 5.375%, 08/09/2020	550,000	649,180
Citigroup, Inc., 6.125%, 11/21/2017	400,000	476,576
Citigroup, Inc., 6.950%, 11/01/2018	200,000	241,216
Comcast Corp., 6.500%, 01/15/2015	99,000	110,367
Compass Bank, 5.900%, 04/01/2026	48,000	44,305
CI, 8.500%, 05/01/2019	125,000	164,592
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	138,812
CVS Caremark Corp., 4.750%, 05/18/2020	225,000	264,511
Dell Corp., 4.625%, 04/01/2021	800,000	865,064
Devon Energy Corp., 5.625%, 01/15/2014	125,000	131,546
Discover Financial Services, Inc., 5.200%, 04/27/2022	475,000	541,906
Dow Chemical Co., 5.900%, 02/15/2015	100,000	110,379
Dow Chemical Co., 7.600%, 05/15/2014	42,000	45,870
FedEx Corp., 7.375%, 01/15/2014	275,000	293,937
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	363,529
General Electric Capital Corp., 5.000%, 01/08/2016	275,000	305,746
General Electric Capital Corp., 6.000%, 08/07/2019	500,000	609,132
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	306,332
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	331,853
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	258,248
Goldman Sachs Group, Inc., 6.000%, 06/15/2020	400,000	476,016
Hartford Financial Services, 5.375%, 03/15/2017	175,000	197,912
Home Depot, Inc., 5.400%, 03/01/2016	200,000	228,652
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	650,771
Huntington National Bank, 5.375%, 02/28/2019	250,000	260,525
International Paper Co., 9.375%, 05/15/2019	125,000	170,681
Intuit Inc., 5.750%, 03/15/2017	250,000	288,659
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	207,500
JP Morgan Chase & Co., 6.000%, 01/15/2018	975,000	1,168,553
Juniper Network, Inc., 4.600%, 03/15/2021	225,000	238,855
Keycorp, 6.500%, 05/14/2013	400,000	408,623
KLA-Tencorp Corp., 6.900%, 05/01/2018	150,000	180,391
Lazard Group, 6.850%, 06/15/2017	280,000	323,944
Marriott International, Inc., 5.625%, 02/15/2013	150,000	150,811
Merrill Lynch & Co., 6.875%, 04/25/2018	500,000	603,414
Metlife, Inc., 6.817%, 08/15/2018	510,000	643,259
Morgan Stanley, 5.375%, 10/15/2015	450,000	489,550
Morgan Stanley, 5.750%, 01/25/2021	400,000	457,564
Morgan Stanley, 6.000%, 04/28/2015	350,000	381,431
News America, Inc., 4.500%, 02/15/2021	800,000	915,534

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Bond Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds—51.15%—continued
Corporate Bonds—Domestic—46.53%—continued
Prudential Financial, Inc., 4.750%, 09/17/2015	$200,000	$219,370
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	350,037
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	276,229
Prudential Financial, Inc., 7.375%, 06/15/2019	400,000	508,624
Sempra Energy, 6.500%, 06/01/2016	250,000	293,317
Sempra Energy, 8.900%, 11/15/2013	150,000	160,480
Simon Property Group PL, 6.125%, 05/30/2018	500,000	609,775
Starbucks Corp., 6.250%, 08/15/2017	300,000	361,228
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	473,142
Swiss Re Solutions Holding Corp., 7.000%, 02/15/2026	180,000	229,349
Symantec Corp., 4.200%, 09/15/2020	300,000	315,690
Time Warner, Inc., 3.400%, 06/15/2022	800,000	836,150
Travelers Companies, Inc., 5.750%, 12/15/2017	275,000	334,351
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	122,096
Viacom, Inc., 3.875%, 12/15/2021	800,000	873,553
Zions Bancorp., 7.750%, 09/23/2014	150,000	163,890

TOTAL CORPORATE BONDS—DOMESTIC (Cost $25,665,074)		26,724,163

Corporate Bonds—Foreign—4.62%
Corporate Bond—Australia—1.18%
Westpac Banking Corp., 4.200%, 02/27/2015	250,000	268,325
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	408,936

		677,261

Corporate Bond—Canada—1.67%
Bank of Montreal, 2.500%, 01/11/2017	300,000	314,773
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	37,640
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	134,028
Manulife Financial Corp., 3.400% 09/17/2015	450,000	473,487

		959,928

Corporate Bond—Great Britain—0.55%
GlaxoSmithKline Capital, 2.850%, 05/08/2022	300,000	312,235

Corporate Bond—Isle of Man—0.62%
Anglogold Holding PLC, 5.125%, 08/01/2022	350,000	355,386

Corporate Bonds—Netherlands—0.60%
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	114,027
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	232,409

		346,436

TOTAL CORPORATE BONDS—FOREIGN (Cost $2,538,533)		2,651,246

TOTAL CORPORATE BONDS (Cost $28,203,607)		29,375,409

Mortgage-Backed Securities—6.94%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	94,691	102,485
Federal Home Loan Mortgage Corp., Pool # AI8577, 3.000%, 08/01/2042	770,262	808,149
Federal National Mortgage Association, 2.400%, 11/17/2024	600,000	601,419
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	159,795	174,646
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	148,967	161,764
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	93,727	101,779
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	187,508	205,168
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	87,569	95,461
Federal National Mortgage Association, Pool # AB4300, 3.500%, 01/01/2042	622,857	664,780
Federal National Mortgage Association, Pool # MA0918, 4.000%, 12/01/2041	997,743	1,071,260

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,244,129)		3,986,911

See accompanying notes which are an integral part of the financial statements.

FCI Funds

FCI Bond Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Principal Amount	Fair Value
U.S. Government Securities—36.63%
Treasury Inflation Protected Securities, 0.125%, 07/15/2022	$500,000	$545,970
U.S. Treasury Note, 1.000%, 05/15/2014	7,450,000	7,530,907
U.S. Treasury Note, 2.000%, 02/15/2022	2,050,000	2,120,309
U.S. Treasury Note, 2.125%, 03/31/2016	2,855,000	3,025,632
U.S. Treasury Note, 3.125%, 05/15/2021	90,000	102,073
U.S. Treasury Note, 3.250%, 03/31/2017	650,000	722,922
U.S. Treasury Note, 3.500%, 05/15/2020	1,080,000	1,254,066
U.S. Treasury Note, 3.625%, 08/15/2019	375,000	436,729
U.S. Treasury Note, 4.125%, 05/15/2015	4,600,000	5,014,359
U.S. Treasury Note, 5.000%, 05/15/2037	200,000	282,219

TOTAL U.S. GOVERNMENT SECURITIES (Cost $20,976,694)		21,035,186

	Shares
Preferred Stocks—0.03%
Fannie Mae—Series S., 8.250%	12,000	20,040

TOTAL PREFERRED STOCKS (Cost $300,000)		20,040

Real Estate Investment Trusts—1.02%
Apollo Commercial Real Estate Finance, Inc.	10,000	162,300
Chimera Investment Corp.	100,000	261,000
Starwood Property Trust, Inc.	7,000	160,720

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $617,801)		584,020

Closed End Funds—0.84%
Calamos Convertible Opportunities and Income Fund	9,000	107,460
NGP Capital Resources Co.	7,000	50,540
PennantPark Investment Co.	16,000	175,920
Wells Fargo Advantage Income Opportunities Fund	15,000	151,050

TOTAL CLOSED END FUNDS (Cost $506,121)		484,970

Exchange-Traded Funds—1.38%
iShares S&P U.S. Preferred Stock Index Fund	20,000	792,400

TOTAL EXCHANGE-TRADED FUNDS (Cost $796,563)		792,400

Money Market Securities—1.15%
Fidelity Institutional Government Portfolio—Class I, 0.01% (a)	662,592	662,592

TOTAL MONEY MARKET SECURITIES (Cost $662,592)		662,592

TOTAL INVESTMENTS (Cost $55,307,507)—99.14%		$56,941,528

Other assets less liabilities—0.86%		491,884

TOTAL NET ASSETS—100.00%		$57,433,412

(a)	Variable rate security; the money market rate shown represents the rate at December 31, 2012.

December 31, 2012, the net unrealized appreciation (depreciation) for tax purposes was:

Gross unrealized appreciation	$2,037,718
Gross unrealized (depreciation)	(407,475)

Net unrealized appreciation	$1,630,243

Aggregate cost of securities for income tax purposes	$55,311,285

See accompanying notes which are an integral part of the financial statements.

FCI Funds

Related Notes to the Schedule of Investments

December 31, 2012

(Unaudited)

Security Transactions and Related Income – Each Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, real estate investment trusts, closed end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the

FCI Funds

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

FCI Funds

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

The following is a summary of the inputs used at December 31, 2012 in valuing the Value Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Common Stocks*	$6,566,655	$—	$—	$6,566,655
Money Market Securities	482,494	—	—	482,494

Total	$7,049,149	$—	$—	$7,049,149

*	Refer to Schedule of Investments for industry classifications.

The following is a summary of the inputs used at December 31, 2012 in valuing the Bond Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Corporate Bonds	$—	$26,724,163	$—	$26,724,163
Foreign Corporate Bonds	—	2,651,246	—	2,651,246
Mortgage-Backed Securities	—	3,986,911	—	3,986,911
U.S. Government Securities	—	21,035,186	—	21,035,186
Preferred Stocks	20,040	—	—	20,040
Real Estate Investment Trusts	584,020	—	—	584,020
Closed End Funds	484,970	—	—	484,970
Exchange-Traded Funds	792,400	—	—	792,400
Money Market Securities	662,592	—	—	662,592

Total	$2,544,022	$54,397,506	$—	$56,941,528

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. During the period ended December 31, 2012, the Funds had no transfers between any Levels.

Iron Strategic Income Fund

Schedule of Investments

December 31, 2012

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds—15.01%
Corporate Bonds—Domestic—12.62%
AES Corp., 8.000%, 10/15/2017	2,000,000	$2,320,000
Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	2,460,000
Apria Healthcare Group I, 11.250%, 11/01/2014	2,000,000	2,072,500
Burger King Corp., 9.875%, 10/15/2018	2,000,000	2,300,000
Calpine Corp., 7.500%, 02/15/2021 (a)	1,800,000	1,998,000
Case New Holland, Inc., 7.875%, 12/01/2017	2,000,000	2,375,000
Chesapeake Energy Corp., 6.625%, 08/15/2020 (e)	1,624,000	1,749,860
Citycenter Holdings/Finance, 7.625%, 01/15/2016	2,000,000	2,150,000
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,175,000
Cricket Communications I, 7.750%, 10/15/2020 (e)	2,000,000	2,050,000
Del Monte Corp., 7.625%, 02/15/2019	2,000,000	2,095,000
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,320,000
First Data Corp., 12.625%, 01/15/2021	2,000,000	2,115,000
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,240,000
Intl Lease Finance Corp., 8.625%, 09/15/2015	2,000,000	2,255,000
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	2,132,500
Michaels Stores, Inc., 7.750%, 11/01/2018	2,000,000	2,205,000
NRG Energy, Inc., 8.250%, 09/01/2020	2,000,000	2,250,000
Pinafore LLC, 9.000%, 10/01/2018	649,000	730,125
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,177,500
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	2,000,000	2,160,000
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,295,000
Transdigm, Inc., 7.750%, 12/15/2018	2,000,000	2,222,500
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a)	2,000,000	2,165,000
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	2,000,000	2,140,000
WebMD Health Corp., 2.500%, 01/31/2018	1,000,000	842,500
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,290,000

		56,285,485

Corporate Bond—Australia—0.47%
FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a) (b)	2,000,000	2,110,000

Corporate Bond—Canada—0.50%
Novelis Inc., 8.750%, 12/15/2020 (b)	2,000,000	2,240,000

Corporate Bonds—Luxembourg—1.42%
CHC Helicopter SA, 9.250%, 10/15/2020 (b)	2,000,000	2,115,000
Expro Finance Luxembourg, 8.500%, 12/15/2016 (a) (b)	2,000,000	2,100,000
Intelsat Luxembourg SA, 11.250%, 02/04/2017 (b)	2,000,000	2,122,500

		6,337,500

TOTAL CORPORATE BONDS (Cost $62,177,492)		66,972,985

Convertible Notes—5.87%
Convertible Notes—Domestic—5.87%
Alliant Techsystems, Inc., 3.000%, 08/15/2024	1,000,000	1,061,250
Annaly Capital Mgmt, 5.000%, 05/15/2015	1,000,000	1,015,625
Ares Capital Corp., 5.750%, 02/01/2016 (a) (e)	500,000	539,375
Ares Capital Corp., 5.750%, 02/01/2016	500,000	539,375
Chesapeake Energy Corp., 2.500%, 05/15/2037 (e)	1,000,000	905,000
Comtech Telecommunications Corp., 3.000%, 05/01/2029	1,000,000	1,023,750
Electronic Arts, Inc., 0.750%, 07/15/2016	1,000,000	926,875
GT Advanced Technologies, Inc., 3.000%, 10/01/2017	1,000,000	732,500
Health Care REIT, Inc., 3.000%, 12/01/2029	500,000	615,937
Hologic, Inc., 2.000%, 12/15/2037	1,000,000	1,001,875
Hornbeck Offshore Services, Inc., 1.625%, 11/15/2026	1,000,000	1,010,000
Iconix Brand Group, Inc., 2.500%, 06/01/2016 (a)	1,000,000	1,040,625
Illumina, Inc., 0.250%, 03/15/2016 (a)	500,000	487,188
Intel Corp., 2.950%, 12/15/2035	1,000,000	1,041,875
InterDigital, Inc./PA, 2.500%, 03/15/2016	1,000,000	1,068,750
Lam Research Corp., 1.250%, 05/15/2018	1,000,000	993,125
LifePoint Hospitals, Inc., 3.500%, 05/15/2014	1,000,000	1,033,125
Linear Technology Corp., 3.000%, 05/01/2027	1,000,000	1,046,250
MGM Resorts International, 4.250%, 04/15/2015	1,000,000	1,060,625
Nuvasive, Inc., 2.750%, 07/01/2017	1,000,000	880,000
Omnicare, Inc., 3.250%, 12/15/2035	1,000,000	1,002,500
On Semiconductor Corp., 2.625%, 12/15/2026 (e)	1,000,000	1,070,625
priceline.com, Inc., 1.000%, 03/15/2018 (a) (e)	500,000	536,562
ProLogis, Inc., 3.250%, 03/15/2015	500,000	569,062
Prospect Captial Corp., 5.750%, 03/15/2018 (a)	500,000	492,813
Rovi Corp., 2.625%, 02/15/2040	1,000,000	999,375
Steel Dynamics, Inc., 5.125%, 06/15/2014	1,000,000	1,093,125
Stone Energy Corp., 1.750%, 03/01/2017 (a) (e)	1,000,000	882,500
TIBCO Software, Inc., 2.250%, 05/01/2032 (a)	1,000,000	955,625
United States Steel Corp., 4.000%, 05/15/2014	500,000	541,563

		26,166,875

TOTAL CONVERTIBLE NOTES (Cost $27,346,951)		26,166,875

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Shares	Fair Value
Mutual Funds—69.59%
American Beacon High Yield Bond Fund—Institutional Class	38,295	$351,930
Artio Global High Income Fund—Class I	449,250	4,465,547
BlackRock High Yield Portfolio—BlackRock Class	911,128	7,371,024
Columbia High Yield Bond Fund—Class R5	2,938,836	8,728,343
Delaware High-Yield Opportunities Fund—Class I	488,830	2,082,416
DWS Global High Income Fund—Institutional Class (c)	500,675	3,579,826
DWS High Income Fund—Institutional Class	3,227,608	16,008,937
Eaton Vance High Income Opportunities Fund—Class I (c)	1,149,963	5,255,330
Eaton Vance Income Fund of Boston—Institutional Class	165,591	995,202
Federated High Income Bond Fund—Class A	1,541,806	12,056,925
Federated High Yield Trust—Class SS	223,060	1,418,662
Federated Institutional High Yield Bond Fund—Institutional Class	1,914,990	19,513,747
Fidelity Advisor High Income Advantage Fund—Class I	551,611	5,367,172
Fidelity Capital & Income Fund	1,443,181	13,710,222
Fidelity High Income Fund	1,153,050	10,769,482
Hartford High Yield Fund—Class Y	75,303	573,052
Hotchkis and Wiley High Yield Fund—Class I	88,174	1,135,681
Invesco High Yield Fund—Institutional Class	1,701,457	7,537,452
Ivy High Income Fund—Class I	3,777,952	32,263,706
Janus High-Yield Fund—Class I	495,547	4,618,497
JPMorgan High Yield Fund—Select Class	65,906	536,473
Loomis Sayles Institutional High Income Fund	211,056	1,576,586
Lord Abbett High Yield Fund—Class I	981,809	7,736,654
MainStay High Yield Opportunities Fund—Class I	57,454	696,918
Metropolitan West High Yield Bond Fund—Class I	585,501	6,100,921
MFS High Income Fund—Class I (c)	2,317,239	8,295,715
MFS High Yield Opportunities Fund—Class I	319,045	2,108,885
Natixis Loomis Sayles High Income Fund—Class Y	144,317	675,402
Northeast Investors Trust	83,856	512,356
Nuveen High Income Bond Fund—Class I	158,607	1,444,910
PIMCO High Yield Fund—Institutional Class	1,675,300	16,149,893
Pioneer Global High Yield Fund—Class Y	748,828	7,540,697
Pioneer High Yield Fund—Class Y	123,500	1,276,987
Principal High Yield I—Institutional Class	396,610	4,204,063
Principal High Yield Fund—Institutional Class	571,702	4,482,147
Prudential High Yield Fund, Inc.—Class Z	1,899,712	10,866,354
Putnam High Yield Advantage Fund—Class Y	858,325	5,476,116
Putnam High Yield Trust—Class Y	462,617	3,617,667
RidgeWorth High Income Fund—Class I	410,239	2,953,721
RidgeWorth SEIX High Yield Bond Fund—Class I	475,205	4,828,080
SEI High Yield Bond Fund—Class A	1,826,915	14,103,784
T. Rowe Price High Yield Fund—Investor Class	801,206	5,592,421
T. Rowe Price Institutional High Yield Fund	238,625	2,328,982
TIAA-CREF High Yield Fund—Institutional Class	1,513,247	15,752,900
USAA High Income Fund	1,468,796	12,719,775
Vanguard High-Yield Corporate Fund—Admiral Shares	1,304,579	7,970,980
Western Asset High Yield Fund—Institutional Class	332,468	2,948,990

TOTAL MUTUAL FUNDS (Cost $296,453,953)		310,301,530

Exchange-Traded Funds—0.02%
iShares iBoxx $ High Yield Corporate Bond Fund (e)	593	55,357
SPDR Barclays Capital High Yield Bond ETF	406	16,528

TOTAL EXCHANGE-TRADED FUNDS (Cost $69,981)		71,885

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Shares	Fair Value
Money Market Securities (d)—9.53%
Federated Treasury Obligations Fund—Institutional Shares—0.01%	10,621,949	$10,621,949
Fidelity Institutional Treasury Only Portfolio—Class I—0.01%	10,621,949	10,621,949
First American Government Obligations Fund—Class Z—0.00%	10,621,949	10,621,949
First American Treasury Obligations Fund—Class Z—0.00%	10,621,950	10,621,950

TOTAL MONEY MARKET SECURITIES (Cost $42,487,797)		42,487,797

	Principal Amount
Repurchase Agreements—1.38%
Credit Suisse Government TPR mix, 0.200%, dated 12/31/12, due 1/2/13, repurchase price $6,153,068	6,153,000	6,153,000
(collateralized by U.S. Treasury Strip Principal, 3.625%, 5/15/13, fair value $199,926) (f)
(collateralized by U.S. Treasury Strip Principal, 4.000%, 2/15/14, fair value $19,952) (f)
(collateralized by U.S. Treasury Strip Principal, 4.750%, 5/15/14, fair value $956,784) (f)
(collateralized by U.S. Treasury Strip Principal, 4.250%, 11/15/14, fair value $30,838) (f)
(collateralized by U.S. Treasury Strip Principal, 4.250%, 11/15/17, fair value $79,221) (f)
(collateralized by U.S. Treasury Strip Principal, 3.500%, 2/15/18, fair value $88,464) (f)
(collateralized by U.S. Treasury Strip Principal, 3.750%, 11/15/18, fair value $63,527) (f)
(collateralized by U.S. Treasury Strip Principal, 3.375%, 11/15/19, fair value $2,774) (f)
(collateralized by U.S. Treasury Strip Principal, 0.000%, 2/15/22, fair value $64,545) (f)
(collateralized by U.S. Treasury Strip Principal, 4.750%, 2/15/41, fair value $96,714) (f)
(collateralized by U.S. Treasury Strip Principal, 3.125%, 2/15/42, fair value $227,207) (f)
(collateralized by U.S. Treasury Strip Principal, 4.375%, 2/15/40, fair value $4,447,701) (f)

TOTAL REPURCHASE AGREEMENTS (Cost $6,153,000)		6,153,000

TOTAL INVESTMENTS (Cost $434,689,174)—101.40%		$452,154,072

Liabilities in excess of other assets—(1.40%)		(6,248,543)

TOTAL NET ASSETS—100.00%		$445,905,529

(a)	Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund’s Board of Trustees. See Note 11 in the Notes to the Financial Statements.
(b)	Foreign bond denominated in U.S. dollars.
(c)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding securities during any period of less than thirty days.
(d)	Variable rate securities; the money market rates shown represent the rate at December 31, 2012.
(e)	A portion of this security is on loan as of December 31, 2012. Total fair value of loaned securities is $5,966,087.
(f)	Security purchased with cash proceeds for securities on loan and serve as collateral for those securities as of December 31, 2012.

Tax Related—As of December 31, 2012, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Unrealized appreciation	17,911,421
Unrealized depreciation	(958,625)

Unrealized appreciation (depreciation)	$16,952,796

Aggregate cost of securities for income tax purposes	$435,201,276

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

Credit Default Swaps (g)	Name	Counterparty	Acquisition Date	Maturity Date	Notional Amount	Appreciation/ (Depreciation)
CDX North America High Yield Credit Default Swap Index	Markit CDX. NA. HY. 19	Goldman Sachs	12/26/2012	12/20/2017	$25,000,000	$41,706
(Markit CDX. NA. HY. 19), agreements with Goldman	Markit CDX. NA. HY. 19	Morgan Stanley	12/27/2012	12/20/2017	$45,000,000	$33,132

Sachs and Morgan Stanley, to pay a premium equal to 5% of the notional amount.					$70,000,000	$74,838

(g)—See related notes to the financial statements.

See accompanying notes which are an integral part of these financial statements.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments

December 31, 2012

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The First In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, convertible notes, and U.S. government securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Advisor used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2012:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Corporate Bonds*	$—	$66,972,985	$—	$66,972,985
Convertible Notes	—	26,166,875	—	26,166,875
Mutual Funds	310,301,530	—	—	310,301,530
Exchange-Traded Funds	71,885	—	—	71,885
Money Market Securities	42,487,797	—	—	42,487,797
Repurchase Agreements	—	6,153,000	—	6,153,000

Total	$352,861,212	$99,292,860	$—	$452,154,072

*	See schedule of investments for additional country information related to corporate bonds.

	Valuation Inputs
Liabilities	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Other Financial Instruments**	$—	$74,838	$—	$74,838

Total	$—	$74,838	$—	$74,838

**	Credit Default Swaps (reflects net appreciation as of December 31, 2012)—See Derivative Transaction note below for additional information.

The Fund did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of December 31, 2012.

Derivative Transactions – The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would allow.

The Fund may enter into credit derivatives called swaps, such as interest rate swaps, total return swaps, or credit default swaps, to gain exposure to or to mitigate specific forms of interest rate or credit risk, respectively. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund requires the counterparty to post collateral to cover the Fund’s exposure. The cash that is held as collateral for the swap agreements is held by the Fund and invested primarily in money market mutual funds.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). The Fund has elected to have its cash received through loan transactions invested in repurchase agreements with borrowers and/or their affiliates secured by U.S. Government Securities. At all times the margin of collateral to market value of loaned securities shall be at least 102%. As of December 31, 2012, the Fund loaned securities having a fair value of $5,966,087 and received $6,153,000 of cash collateral for the loan from the following counterparties: Deutsche Bank Securities, Inc., Citigroup Global Markets, Inc., Barclay’s Capital, Inc., JP Morgan Clearing Corp., SG Americas Securities, LLC, Wells Fargo Securities, Inc., Newedge USA, LLC, Merrill Lynch, Pierce, Fenner & Smith, Inc., Credit Suisse Securities (USA), LLC, and Raymond James & Associates, Inc. This cash was invested in short term repurchase agreements.

Repurchase Agreements – A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security or other asset and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience delays or an inability to liquidate the underlying security, resulting in a potential loss in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers or their affiliates determined by the Adviser to be creditworthy (each a “Counterparty”). The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Repurchase agreements may be collateralized with securities or other assets. To the extent that the Fund enters into repurchase agreements collateralized by cash; obligations of the U.S. government or by an agency of the U.S. government (which may be of any maturity); and securities that at the time the repurchase agreement is entered into are rated in the highest rating category by at

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

least one nationally recognized statistical rating organization or, if unrated, determined by the Board of Trustees (or the Advisor if so delegated by the Board) to be of comparable quality. At December 31, 2012, the Fund held repurchase agreements purchased with collateral from securities lending of $6,153,000.

Credit default swap contracts are represented on the Statement of Assets and Liabilities under payable for swap contracts, unrealized depreciation on swap contracts. The effect of trading in credit default swap agreements is reflected on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.

At December 31, 2012

Derivatives—Credit Risk	Location of Derivatives on Statement of Assets & Liabilities
Credit Default Swap Agreements	Payable on Swap Contracts, net	$(465,275)
Credit Default Swap Agreements	Unrealized appreciation on Swap Contracts	$74,838

For the period ended December 31, 2012

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk:
Credit Default Swap Agreements	Net realized and unrealized gain (loss) on swap contracts	$(6,187,961)	$717,653

The Fund held a total notional value of swap agreements of $70,000,000 at December 31, 2012. The Fund purchased total notional value of swap agreements of $430,000,000 during the fiscal period ended December 31, 2012. The total notional value of terminated swap agreements was $582,950,000. The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the period ended December 31, 2012.

Restricted Securities – Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

Iron Strategic Income Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

At December 31, 2012, the aggregate value of such securities amounted to $13,307,688 and value amounts to 2.98% of the net assets of the Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
Ares Capital Corp., 5.750%, 02/01/2016	3/20/2012	$500,000	$523,352	$539,375
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	1,800,000	1,817,181	1,998,000
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,981,952	2,100,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,042,068	2,110,000
Iconix Brand Group, Inc., 2.500%, 06/01/2016 (a)	3/19/2012	1,000,000	1,010,821	1,040,625
Illumina, Inc., 0.250%, 03/15/2016	6/13/2012	500,000	449,735	487,188
priceline.com, Inc., 1.000%, 03/15/2018	3/19/2012	500,000	519,602	536,562
Prospect Capital Corp., 5.750%, 03/15/2018	8/16/2012	500,000	492,880	492,813
Stone Energy Corp., 1.750%, 03/01/2017 (b)	6/13/2012	1,000,000	916,829	882,500
TIBCO Software, Inc., 2.250%, 05/01/2032 (c)	4/30/2012	1,000,000	981,662	955,625
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,047,855	2,165,000

				$13,307,688

(a)	Purchased on various dates beginning 03/19/2012.
(b)	Purchased on various dates beginning 06/13/2012.
(c)	Purchased on various dates beginning 04/30/2012.

Appleseed Fund

Schedule of Investments

December 31, 2012

(Unaudited)

	Shares	Fair Value
Common Stocks—70.89%
Business Services—3.78%
Staples, Inc.	577,680	$6,585,552
Sykes Enterprises, Inc. (a)	160,613	2,444,530

		9,030,082

Consumer Discretionary—2.65%
Shimano, Inc. (b)	99,000	6,320,245

Consumer Staples—18.40%
Avon Products, Inc.	647,795	9,302,336
Dr. Ci:Labo Co., Ltd. (b)	1,438	4,483,719
Female Health Company / The	37,600	269,968
John B. Sanfilippo & Son, Inc.	601,239	10,930,525
Tesco, plc (b)	3,479,000	19,001,040

		43,987,588

Energy—7.16%
Nabors Industries, Ltd. (a) (b)	753,402	10,886,659
Noble Corp. (b)	179,000	6,232,780

		17,119,439

Financials—9.38%
Aon PLC (b)	53,311	2,964,092
Western Union Co.	849,893	11,567,044
Willis Group Holdings PLC (b)	235,550	7,897,991

		22,429,127

Health Care Services—3.51%
Albany Molecular Research, Inc. (a)	758,199	4,003,291
PDI, Inc. (a)	577,045	4,385,542

		8,388,833

Industrials—5.77%
Mabuchi Motor Co., Ltd. (b)	204,800	8,657,191
Suzuki Motor Corp. (b)	198,300	5,141,833

		13,799,024

Information Technology—3.54%
Microsoft Corp.	316,850	8,469,400

Materials—4.84%
Sealed Air Corp.	659,909	11,555,007

Pharmaceuticals—3.52%
Novartis AG (b) (c) (h)	132,950	8,415,735

Real Estate—1.17%
Pico Holdings, Inc. (a)	138,054	2,798,355

Technology—2.82%
Google, Inc.—Class A (a)	9,500	6,739,015

Telecommunication Services—4.35%
SK Telecom Co., Ltd. (b) (c)	656,800	10,397,144

TOTAL COMMON STOCKS (Cost $157,663,291)		169,448,994

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Schedule of Investments—continued

December 31, 2012

(Unaudited)

	Shares	Fair Value
Gold Trusts—17.10%
Central Gold Trust (a) (b) (e) (f)	200,840	$12,612,752
ETFS Gold Trust (a) (d)	29,000	4,789,640
SPDR Gold Trust (a) (d)	24,700	4,001,647
Sprott Physical Gold Trust (a) (b) (e) (f)	1,369,605	19,462,087

TOTAL GOLD TRUSTS (Cost $36,365,076)		40,866,126

	Principal Amount
Certificates of Deposit—0.84%
Pacific Coast Bank, 0.100%, 01/18/2013	$250,015	250,015
Pacific Coast Bank, 0.170%, 03/07/2013	500,000	500,000
Self-Help Federal Credit Union, 0.500%, 02/23/2013	252,027	252,027
Self-Help Federal Credit Union, 0.500%, 02/28/2013	252,041	252,041
University Bank, 0.050%, 01/03/2013	500,000	500,000
University Bank, 0.115%, 01/03/2013	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,004,083)		2,004,083

	Shares
Money Market Securities—11.18%
Federated Government Obligations Fund—Institutional Shares, 0.01% (g)	26,738,198	26,738,198

TOTAL MONEY MARKET SECURITIES (Cost $26,738,198)		26,738,198

TOTAL INVESTMENTS—LONG—(Cost $222,770,648)—100.01%		$239,057,401

TOTAL INVESTMENTS—SHORT—(Proceeds Received $4,472,130)—(2.07%)		$(4,951,932)

Cash and other assets less liabilities—2.06%		4,916,592

TOTAL NET ASSETS—100.00%		$239,022,061

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	American Depositary Receipt
(d)	Exchange-Traded Fund
(e)	Closed-End Mutual Fund
(f)	Passive Foreign Investment Company
(g)	Variable rate security; the money market rate shown represents the rate at December 31, 2012.
(h)	All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on December 31, 2012 is $7,596,000.

Tax Related—At December 31, 2012, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and excluding futures contracts for tax purposes, was as follows:

Unrealized appreciation	$19,122,347
Unrealized depreciation	(8,599,760)

Net unrealized appreciation	$10,522,587

Aggregate cost of securities for income tax purposes	$223,582,882

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Schedule of Securities Sold Short

December 31, 2012

(Unaudited)

	Shares	Fair Value
Limited Partnerships—(2.04%)
US Natural Gas Fund, L.P.	(262,007)	$(4,951,932)

TOTAL LIMITED PARTNERSHIPS (Proceeds Received $4,472,130)		(4,951,932)

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Schedule of Futures Contracts

December 31, 2012

(Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures Contract March 2013	(170)	$(17,255,000)	$(236,958)
Euro Currency Futures Contract March 2013	(80)	(13,208,000)	(196,485)
Japanese Yen Currency Futures Contract March 2013	(146)	(21,078,750)	1,094,168

Total Short Futures Contracts	(396)		$660,725

See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2012

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, closed-end funds, gold trusts, and limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Appleseed Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities. The Adviser used inputs such as pricing of similar securities and market movements of the underlying common stock to fair value reverse convertible bonds. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Appleseed Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2012:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Common Stocks*	$169,448,994	$—	$—	$169,448,994
Gold Trusts	40,866,126	—	—	40,866,126
Certificates of Deposit	—	2,004,083	—	2,004,083
Money Market Securities	26,738,198	—	—	26,738,198

Total	$237,053,318	$2,004,083	$—	$239,057,401

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Limited Partnerships	$(4,951,932)	$—	$—	$(4,951,932)
Short Futures Contracts*	660,725	—	—	660,725

Total	$(4,291,207)	$—	$—	$(4,291,207)

*	The amount shown represents the gross unrealized appreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all Levels as of December 31, 2012.

Appleseed Fund

Related Notes to the Schedule of Investments—continued

December 31, 2012

(Unaudited)

Derivative Transactions – The Appleseed Fund entered into currency futures contracts (short) to hedge its foreign currency exposure during the fiscal year. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of December 31, 2012 is held for collateral for futures transactions and is restricted from withdrawal.

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of December 31, 2012 and the effect of derivative instruments on the Statement of Operations for the period ended December 31, 2012.

At December 31, 2012:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Short currency futures contracts	Receivable for net variation margin on futures contracts	$62,125

For the period ended December 31, 2012 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Short currency futures contracts	Net realized and unrealized gain (loss) on currency futures contracts	396	398	$1,166,194	$676,540

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of March 1, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 3/1/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date 3/1/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date 3/1/2013